Investments in associates and joint ventures (Details Textual) - ARS ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
		Mar. 04, 2019	Mar. 31, 2011	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity				$ 25,035	$ 36,507
Quality Invest [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity				$ 1,308	$ 1,665
Debt instrument, description			In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
Market price per share, description				Share market value as of June 30, 2018 is NIS 2.24 per share
% ownership interest	[1]			50.00%	50.00%
Mehadrin [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity				$ 3,390	$ 3,535	[2]
Market price per share, description				The price of its shares as of June 30, 2019 is NIS 20.40 per share.
% ownership interest				45.41%	45.41%
New Lipstick [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity	[3]			$ (6,058)	$ (3,815)
Debt instrument, description		In June 2019, an Escrow Agreemen was signed for the sum of US$ 5.1 million, through which an option was purchased to purchase the controlling stake on one of the lands on which the Lipstick building is build. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. The effect of Treasury shares was considered. Share market value is Ps. 6.65 per share
Market price per share, description		Share market value is Ps. 6.65 per share
Condor [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity	[4]			$ 974	1,083
Market price per share				$ 9.07
Shufersal Ltd. [Member]
Disclosure of transactions between related parties [line items]
Value of Group's interest in equity				$ 16,102	$ 19,856	[5]
Market price per share, description				Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
% ownership interest				26.02%	33.56%	[6]
BHSA [Member]
Disclosure of transactions between related parties [line items]
Treasury stock				35.2
Employee compensation plan				35.1
Description of assumptions for future business cash flows				The Group estimated that the value in use of its investment in BHSA as of June 30, 2019 and 2018 amounted to Ps. 3,863, Ps. 4,150, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following: - The Group considered 7 years as the horizon for the projection of BHSA cash flows. - The "Private BADLAR" interest rate was projected based on internal data and information gathered from external advisors. - The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants. - The discount rate used to discount actual dividend flows was 14.37% in 2019 and 14.01% in 2018. - The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of Ps. 352 for 2019 and of Ps. 368 for 2018.
Market price per share, description				The market price of the share is 17.15 pesos per share.
% ownership interest				29.91%

[1]	In March 2011, Quality acquired an industrial plant located in San Martin, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters ("the Agreement") to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
[2]	Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.
[3]	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021. In June 2019, an Escrow Agreemen was signed for the sum of US$ 5.1 million, through which an option was purchased to purchase the controlling stake on one of the lands on which the Lipstick building is build. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. The effect of Treasury shares was considered. Share market value is Ps. 6.65 per share
[4]	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2019 is US$ 9.07 per share.
[5]	Share market value as of June 30, 2018 is NIS 2.24 per share
[6]	Control was lost in June 30, 2018. See Note 4.G.